Contract Assets - Summary of Contract Assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contract assets [line items]
Contract assets	₺ 933,969	₺ 711,928
Non current contract assets	10,291	3,513
Contract assets [member]
Disclosure of contract assets [line items]
Contract assets	933,969	711,928
Non current contract assets	₺ 10,291	₺ 3,513